Employee Stock And Incentive Plan (Assumptions Used In The Pricing Model - Stock Options) (Details) (Stock Options [Member], USD $)	12 Months Ended
Dec. 31, 2010
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)	6 years
Risk-free interest rate	2.80%
Expected volatility	26.70%
Dividend yield	3.30%
Grant date fair value per option	$ 3.49